Shareholders' Equity (RSUs Granted in 2014, 2015 and 2017) (Narrative) (Details) - Restricted Share Units [Member] - shares	1 Months Ended	12 Months Ended
	Jan. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs grant			78,000	8,000	74,000
Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vest RSUs grant	50.00%
Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vest RSUs grant	50.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from date of grant				2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period from date of grant				3 years	3 years